Basis Of Financial Statements And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Basis Of Financial Statements And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Premises And Equipment

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Schedule Of Useful Life Of Intangible Assets And Amortization Method By Major Class

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	9 to 27	Declining-balance
Trade names	8 to 40	Straight-line